Tax on Debits And Credits to Bank Accounts	12 Months Ended
Dec. 31, 2020
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Tax on Debits And Credits to Bank Accounts
9. TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS
The general tax rate on bank credits and debits is 0.6% for amounts debited and credited in the bank accounts of companies based in Argentina. Regarding credited and debited amounts, 33% of both items can be taken as payment on account of other taxes. Sixty seven percent of the credits and debits is included in this line item in the statement of profit or loss and other comprehensive income.
Pursuant to Law No. 27,432, the National Executive Branch may set forth that the percentage of the said tax which is not computable as payment on account of income tax should be progressively written down by up to twenty percent (20%) per year from January 1, 2018. Moreover, it can be established that, in 2022, the tax provided for in Law No. 25,413, as amended, shall be fully computed as payment on account of the income tax. On May 7, 2018, Decree 409/2018 was published in the Official Gazette, which established that taxpayers within the scope of the general twelve per thousand tax may allocate 33% of the amounts credited and debited in the respective bank accounts to partial payment of income tax.